DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
	Balance sheet line item	December 31,
		2021	2020
Derivatives designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	$705	$-
		705	-
Derivatives not designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	(49)	-
		(49)	-

Total		$656	$-

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Gain on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income(**)
	Year ended December 31		Year ended December 31		Year ended December 31
	2021	2020	2021	2020	2021	2020
Derivatives designated as hedging instruments:

Foreign exchange contracts	$953	$-	$(359)	$-	$-	$-
	953	-	(359)	-	-	-
Derivatives not designated as hedging instruments:

Foreign exchange contracts	-	-	-	-	(49)	-
	-	-	-	-	(49)	-

Total	$953	$-	$(359)	$-	$(49)	$-

Schedule of notional amounts of outstanding derivative
	As of December 31,
	2021	2020
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$36,013	$-

Derivatives not designated as hedging instruments:
Foreign exchange contracts:
GBP	4,054	-
Euro	2,830	-
AUD	581	-
	7,465	-

Total	$43,478	$-